INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 14	$ 10
Add: increase in provision	6	7
Deduct: inventory obsolescence write off	(2)	(1)
Deduct: dispositions	(10)	0
Impact of foreign exchange	0	(2)
Inventory obsolescence provision - ending	$ 8	$ 14